Cover	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-42281
Entity Registrant Name	Premium Catering (Holdings) Limited
Entity Central Index Key	0001998056
Entity Address, Address Line One	6 Woodlands Walk
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	738398